Result And Remuneration To Shareholders - Schedule of Earnings Per Share (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Result And Remuneration To Shareholders
Common shares already paid up	956,601,911	956,601,911	956,601,911
Shares in treasury	(132)	(132)	(132)
Total common shares	956,601,779	956,601,779	956,601,779
Preferred shares already paid up	1,905,179,984	1,905,179,984	1,905,179,984
Shares in treasury	(1,099,880)	(1,099,880)	(1,099,880)
Total preferred shares	1,904,080,104	1,904,080,104	1,904,080,104
Total	2,860,681,883	2,860,681,883	2,860,681,883